Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Net operating loss carry-forward	$ 1,538,865	$ 1,015,370		$ 391,242
Capital allowance	0	4,805		3,253
Lease liabilities	21,368	35,657		6,185
Other provisions		22,470		22,471
Less: valuation allowance	(1,537,231)	(1,040,858)	$ (1,040,858)	(415,300)	$ (220,560)
Subtotal	23,002	37,444		7,851
Deferred tax liabilities
Deferred tax liabilities arising from assets	(23,002)	$ (37,444)		$ (7,851)
Total deferred tax asset (liability)	$ (23,002)